BUSINESS ACQUISITIONS AND GOODWILL - Fair Value of Goodwill (Details) - USD ($) $ in Thousands	Aug. 03, 2018	Dec. 31, 2018	Dec. 17, 2018	May 11, 2018	Dec. 31, 2017	Jul. 01, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Goodwill		$ 107,714			$ 41,690		$ 30,841
Airtrax Acquisition
Disclosure of detailed information about business combination [line items]
Fair value of increase to non-controlling interest				$ 11,102
Effect of change in IPG's ownership interest in Capstone				2,299
Less: fair value of net identifiable assets acquired				7,358
Goodwill				$ 6,043
Polyair Acquisition
Disclosure of detailed information about business combination [line items]
Cash consideration transferred	$ 145,102
Plus: Remaining non-controlling interest	421
Less: fair value of net identifiable assets acquired	82,544
Goodwill	$ 62,979
Percentage of voting equity interests acquired	100.00%
Polyair Acquisition | GPCP, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	50.10%
Proportion of voting rights held by non-controlling interests	49.90%
Maiweave Acquisition
Disclosure of detailed information about business combination [line items]
Cash consideration transferred			$ 20,802
Less: fair value of net identifiable assets acquired			20,688
Goodwill			$ 114
Cantech Acquisition
Disclosure of detailed information about business combination [line items]
Cash consideration transferred						$ 71,610
Less: fair value of net identifiable assets acquired						62,064
Goodwill						$ 9,546